Note receivable (Details Narrative) - USD ($)	6 Months Ended			12 Months Ended
	Jul. 30, 2027	Jan. 30, 2027	Jul. 30, 2026	Sep. 30, 2025	Jan. 27, 2026	Mar. 31, 2025	Dec. 31, 2024
Cash consideration amounting				$ 59,625,500
Accounts receivable reversal				35,000,000
Cash consideration received					$ 23,850,200
Appraised value of improvement, planting and product sales							$ 220,200,000
Purchase price				99,676,733
Cash						$ 35,000,000
Accounts receivable						$ 35,000,000
Remaining purchase price				29,085,500
Acquisition consideration of receivable				35,000,000
Acquisition cash consideration				59,625,500
Cash consideration refunded				$ 23,850,200
Percentage of cash consideration				60.00%
Interest rate				4.50%
Ewayforest Group Limited [Member]
Equity ownership				45.00%
Lishui Ganglisen Enterprise Management Co., Ltd [Member]
Equity ownership				100.00%
Lishui Senbo Forestry Co., Ltd [Member]
Equity ownership				100.00%
Related Party [Member]
Acquisition cash consideration				$ 59,625,500
Cash consideration refunded				$ 35,775,300
Percentage of cash consideration				40.00%
Repayment period				2 years
Interest rate				2.00%
Related Party [Member] | Subsequent Event [Member]
Returned percentage not less than	25.00%	25.00%	20.00%